Loss Per Share - Schedule of Antidilutive Shares Computation of Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	631,784	1,631,881	393,916
Outstanding Stock Options [Member]
Total	7,863	13,725	14,032
Unvested Restricted Stock Awards [Member]
Total		33	200
Outstanding Warrants [Member]
Total	623,921	1,618,123	379,684